Fair Value Measurements - Financial Assets and Liabilities Recognized at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 29, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 92,510		$ 13,396	$ 9,638	$ 7,490
Money market funds, included in cash equivalents			13,396
Investments, available for sale			65,836
Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	52,221
Level 1 [Member] | Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, available for sale		$ 18,000
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, fair value	141,292		77,740
Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds, included in cash equivalents	52,221		11,904
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, fair value	86,581		59,747
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds, included in cash equivalents			11,904
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets, fair value	54,711		17,993
Shorter Maturity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, available for sale	92,510
Shorter Maturity [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds, included in cash equivalents	5,001
Shorter Maturity [Member] | Fair Value, Measurements, Recurring [Member] | Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds, included in cash equivalents	34,390
Shorter Maturity [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | US Treasury obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds, included in cash equivalents	5,001
Shorter Maturity [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds, included in cash equivalents	34,390
Longer Maturity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, available for sale	49,680
Longer Maturity [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, available for sale	9,781		12,035
Longer Maturity [Member] | Fair Value, Measurements, Recurring [Member] | Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, available for sale	39,899		53,801
Longer Maturity [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | US Treasury obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, available for sale	9,781		12,035
Longer Maturity [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, available for sale	19,578		35,808
Longer Maturity [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Government agency securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, available for sale	$ 20,321		$ 17,993